Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CREDIT SUISSE COMMODITY STRATEGY FUNDS
Entity Central Index Key	0001291446
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000028811
Shareholder Report [Line Items]
Fund Name	Credit Suisse Commodity Return Strategy Fund
Class Name	Class A
Trading Symbol	CRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CRSAX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CRSAX
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending October 31, 2025 (the "period"), Credit Suisse Commodity Return Strategy Fund (the "Fund") outperformed the Bloomberg Commodity Index Total Return on a gross basis and underperformed on a net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash detracted from performance for the period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the underlying benchmark.

What worked:

• Curve positioning in all five sectors, Energy, Agriculture, Industrial Metals, Precious Metals, and Livestock contributed to returns, gross of fees.

What didn’t work:

• Our largest individual commodity detractors, relative to the benchmark, came from Brent Crude Oil, Gasoil, and Live Cattle.

The Fund invests in swaps, notes, and futures. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund also may use derivatives for leverage. The Fund’s use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as commodity risk, correlation risk, liquidity risk, interest rate risk, market risk, and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]
	Class A with load	Bloomberg Commodity Index Total Return	Bloomberg US Aggregate Bond Index
10/31/2015	$9,517	$10,000	$10,000
10/31/2016	$9,286	$9,738	$10,437
10/31/2017	$9,517	$9,967	$10,531
10/31/2018	$9,234	$9,794	$10,315
10/31/2019	$8,935	$9,541	$11,502
10/31/2020	$8,313	$8,707	$12,214
10/31/2021	$11,894	$12,532	$12,155
10/31/2022	$13,333	$13,929	$10,249
10/31/2023	$12,700	$13,516	$10,286
10/31/2024	$12,611	$13,357	$11,370
10/31/2025	$14,325	$15,247	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A	13.59%	11.50%	4.17%
Class A with load	8.20%	10.40%	3.66%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.
AssetsNet	$ 1,206,804,747
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 6,346,376
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,206,804,747
# of Portfolio Holdings	82
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$6,346,376

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	54.1%
Commodity Indexed Structured Notes	27.0
United States Agency Obligations	15.9
Short-Term Investments	3.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.916%, due 04/30/26	12.3%
U.S. Treasury Floating Rate Notes, 4.011%, due 01/31/26	10.3
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.870%, due 09/16/26	5.2
BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, 3.970%, due 11/23/26	4.7
Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.870%, due 02/24/26	4.6
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.040%, due 12/29/26	4.4
BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.990%, due 02/10/26	4.3
Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, 4.040%, due 02/24/26	3.8
U.S. Treasury Floating Rate Notes, 3.926%, due 04/30/27	3.3
U.S. Treasury Floating Rate Notes, 3.864%, due 01/31/27	2.9

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2024.

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)") entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). As part of the Transaction, it is expected that the O’Connor investment management and support teams, which include the Fund’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. The Transaction is expected to close with respect to the Fund during the first quarter of 2026, subject to regulatory and investor approvals and other customary closing conditions. At a meeting held on October 6, 2025, the Board of Trustees of the Fund (the "Board") unanimously approved (i) a new investment management agreement between the Fund and O’Connor Alternative Investments and (ii) the nomination of four individuals, who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments that has been registered with the SEC as an investment adviser since 2011, for election as Trustees of the Fund to succeed the current Trustees (together, the “Proposals”). At its October 6, 2025 meeting, the Board also approved convening a special meeting of the Fund’s shareholders on December 15, 2025 (the “Special Meeting”) to ask shareholders of the Fund to approve the Proposals. The Transaction will not close with respect to the Fund unless the Fund obtains the requisite vote of its shareholders approving the Proposals at the Special Meeting or at an adjournment of the Special Meeting. If the shareholders of the Fund do not approve the Proposals, UBS AM (Americas) will remain investment adviser to the Fund and the current Trustees will consider other alternatives, including a new or modified request for shareholder approval of a new investment management agreement with O’Connor Alternative Investments, retaining a new investment adviser for the Fund (which also would need to be approved by shareholders of the Fund), or the possible liquidation and closing of the Fund.

Material Fund Change Adviser [Text Block]

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)") entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). As part of the Transaction, it is expected that the O’Connor investment management and support teams, which include the Fund’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. The Transaction is expected to close with respect to the Fund during the first quarter of 2026, subject to regulatory and investor approvals and other customary closing conditions. At a meeting held on October 6, 2025, the Board of Trustees of the Fund (the "Board") unanimously approved (i) a new investment management agreement between the Fund and O’Connor Alternative Investments and (ii) the nomination of four individuals, who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments that has been registered with the SEC as an investment adviser since 2011, for election as Trustees of the Fund to succeed the current Trustees (together, the “Proposals”). At its October 6, 2025 meeting, the Board also approved convening a special meeting of the Fund’s shareholders on December 15, 2025 (the “Special Meeting”) to ask shareholders of the Fund to approve the Proposals. The Transaction will not close with respect to the Fund unless the Fund obtains the requisite vote of its shareholders approving the Proposals at the Special Meeting or at an adjournment of the Special Meeting. If the shareholders of the Fund do not approve the Proposals, UBS AM (Americas) will remain investment adviser to the Fund and the current Trustees will consider other alternatives, including a new or modified request for shareholder approval of a new investment management agreement with O’Connor Alternative Investments, retaining a new investment adviser for the Fund (which also would need to be approved by shareholders of the Fund), or the possible liquidation and closing of the Fund.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2024.
Updated Prospectus Phone Number	877-870-2874
C000028812
Shareholder Report [Line Items]
Fund Name	Credit Suisse Commodity Return Strategy Fund
Class Name	Class C
Trading Symbol	CRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CRSCX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CRSCX
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.80%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending October 31, 2025 (the "period"), Credit Suisse Commodity Return Strategy Fund (the "Fund") outperformed the Bloomberg Commodity Index Total Return on a gross basis and underperformed on a net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash detracted from performance for the period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the underlying benchmark.

What worked:

• Curve positioning in all five sectors, Energy, Agriculture, Industrial Metals, Precious Metals, and Livestock contributed to returns, gross of fees.

What didn’t work:

• Our largest individual commodity detractors, relative to the benchmark, came from Brent Crude Oil, Gasoil, and Live Cattle.

The Fund invests in swaps, notes, and futures. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund also may use derivatives for leverage. The Fund’s use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as commodity risk, correlation risk, liquidity risk, interest rate risk, market risk, and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]
	Class C with load	Bloomberg Commodity Index Total Return	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
10/31/2016	$9,701	$9,738	$10,437
10/31/2017	$9,850	$9,967	$10,531
10/31/2018	$9,514	$9,794	$10,315
10/31/2019	$9,112	$9,541	$11,502
10/31/2020	$8,434	$8,707	$12,214
10/31/2021	$11,956	$12,532	$12,155
10/31/2022	$13,305	$13,929	$10,249
10/31/2023	$12,574	$13,516	$10,286
10/31/2024	$12,393	$13,357	$11,370
10/31/2025	$13,978	$15,247	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C	12.78%	10.63%	3.41%
Class C with load	11.78%	10.63%	3.41%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.
AssetsNet	$ 1,206,804,747
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 6,346,376
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,206,804,747
# of Portfolio Holdings	82
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$6,346,376

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	54.1%
Commodity Indexed Structured Notes	27.0
United States Agency Obligations	15.9
Short-Term Investments	3.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.916%, due 04/30/26	12.3%
U.S. Treasury Floating Rate Notes, 4.011%, due 01/31/26	10.3
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.870%, due 09/16/26	5.2
BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, 3.970%, due 11/23/26	4.7
Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.870%, due 02/24/26	4.6
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.040%, due 12/29/26	4.4
BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.990%, due 02/10/26	4.3
Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, 4.040%, due 02/24/26	3.8
U.S. Treasury Floating Rate Notes, 3.926%, due 04/30/27	3.3
U.S. Treasury Floating Rate Notes, 3.864%, due 01/31/27	2.9

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2024.

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)") entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). As part of the Transaction, it is expected that the O’Connor investment management and support teams, which include the Fund’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. The Transaction is expected to close with respect to the Fund during the first quarter of 2026, subject to regulatory and investor approvals and other customary closing conditions. At a meeting held on October 6, 2025, the Board of Trustees of the Fund (the "Board") unanimously approved (i) a new investment management agreement between the Fund and O’Connor Alternative Investments and (ii) the nomination of four individuals, who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments that has been registered with the SEC as an investment adviser since 2011, for election as Trustees of the Fund to succeed the current Trustees (together, the “Proposals”). At its October 6, 2025 meeting, the Board also approved convening a special meeting of the Fund’s shareholders on December 15, 2025 (the “Special Meeting”) to ask shareholders of the Fund to approve the Proposals. The Transaction will not close with respect to the Fund unless the Fund obtains the requisite vote of its shareholders approving the Proposals at the Special Meeting or at an adjournment of the Special Meeting. If the shareholders of the Fund do not approve the Proposals, UBS AM (Americas) will remain investment adviser to the Fund and the current Trustees will consider other alternatives, including a new or modified request for shareholder approval of a new investment management agreement with O’Connor Alternative Investments, retaining a new investment adviser for the Fund (which also would need to be approved by shareholders of the Fund), or the possible liquidation and closing of the Fund.

Material Fund Change Adviser [Text Block]

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)") entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). As part of the Transaction, it is expected that the O’Connor investment management and support teams, which include the Fund’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. The Transaction is expected to close with respect to the Fund during the first quarter of 2026, subject to regulatory and investor approvals and other customary closing conditions. At a meeting held on October 6, 2025, the Board of Trustees of the Fund (the "Board") unanimously approved (i) a new investment management agreement between the Fund and O’Connor Alternative Investments and (ii) the nomination of four individuals, who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments that has been registered with the SEC as an investment adviser since 2011, for election as Trustees of the Fund to succeed the current Trustees (together, the “Proposals”). At its October 6, 2025 meeting, the Board also approved convening a special meeting of the Fund’s shareholders on December 15, 2025 (the “Special Meeting”) to ask shareholders of the Fund to approve the Proposals. The Transaction will not close with respect to the Fund unless the Fund obtains the requisite vote of its shareholders approving the Proposals at the Special Meeting or at an adjournment of the Special Meeting. If the shareholders of the Fund do not approve the Proposals, UBS AM (Americas) will remain investment adviser to the Fund and the current Trustees will consider other alternatives, including a new or modified request for shareholder approval of a new investment management agreement with O’Connor Alternative Investments, retaining a new investment adviser for the Fund (which also would need to be approved by shareholders of the Fund), or the possible liquidation and closing of the Fund.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2024.
Updated Prospectus Phone Number	877-870-2874
C000028810
Shareholder Report [Line Items]
Fund Name	Credit Suisse Commodity Return Strategy Fund
Class Name	Class I
Trading Symbol	CRSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CRSOX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CRSOX
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending October 31, 2025 (the "period"), Credit Suisse Commodity Return Strategy Fund (the "Fund") outperformed the Bloomberg Commodity Index Total Return on a gross basis and underperformed on a net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash detracted from performance for the period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the underlying benchmark.

What worked:

• Curve positioning in all five sectors, Energy, Agriculture, Industrial Metals, Precious Metals, and Livestock contributed to returns, gross of fees.

What didn’t work:

• Our largest individual commodity detractors, relative to the benchmark, came from Brent Crude Oil, Gasoil, and Live Cattle.

The Fund invests in swaps, notes, and futures. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund also may use derivatives for leverage. The Fund’s use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as commodity risk, correlation risk, liquidity risk, interest rate risk, market risk, and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]
	Class I	Bloomberg Commodity Index Total Return	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
10/31/2016	$9,781	$9,738	$10,437
10/31/2017	$10,040	$9,967	$10,531
10/31/2018	$9,791	$9,794	$10,315
10/31/2019	$9,484	$9,541	$11,502
10/31/2020	$8,849	$8,707	$12,214
10/31/2021	$12,683	$12,532	$12,155
10/31/2022	$14,257	$13,929	$10,249
10/31/2023	$13,612	$13,516	$10,286
10/31/2024	$13,548	$13,357	$11,370
10/31/2025	$15,432	$15,247	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	13.90%	11.77%	4.43%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.
AssetsNet	$ 1,206,804,747
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 6,346,376
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,206,804,747
# of Portfolio Holdings	82
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$6,346,376

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	54.1%
Commodity Indexed Structured Notes	27.0
United States Agency Obligations	15.9
Short-Term Investments	3.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.916%, due 04/30/26	12.3%
U.S. Treasury Floating Rate Notes, 4.011%, due 01/31/26	10.3
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.870%, due 09/16/26	5.2
BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, 3.970%, due 11/23/26	4.7
Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.870%, due 02/24/26	4.6
Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 4.040%, due 12/29/26	4.4
BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.990%, due 02/10/26	4.3
Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, 4.040%, due 02/24/26	3.8
U.S. Treasury Floating Rate Notes, 3.926%, due 04/30/27	3.3
U.S. Treasury Floating Rate Notes, 3.864%, due 01/31/27	2.9

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2024.

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)") entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). As part of the Transaction, it is expected that the O’Connor investment management and support teams, which include the Fund’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. The Transaction is expected to close with respect to the Fund during the first quarter of 2026, subject to regulatory and investor approvals and other customary closing conditions. At a meeting held on October 6, 2025, the Board of Trustees of the Fund (the "Board") unanimously approved (i) a new investment management agreement between the Fund and O’Connor Alternative Investments and (ii) the nomination of four individuals, who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments that has been registered with the SEC as an investment adviser since 2011, for election as Trustees of the Fund to succeed the current Trustees (together, the “Proposals”). At its October 6, 2025 meeting, the Board also approved convening a special meeting of the Fund’s shareholders on December 15, 2025 (the “Special Meeting”) to ask shareholders of the Fund to approve the Proposals. The Transaction will not close with respect to the Fund unless the Fund obtains the requisite vote of its shareholders approving the Proposals at the Special Meeting or at an adjournment of the Special Meeting. If the shareholders of the Fund do not approve the Proposals, UBS AM (Americas) will remain investment adviser to the Fund and the current Trustees will consider other alternatives, including a new or modified request for shareholder approval of a new investment management agreement with O’Connor Alternative Investments, retaining a new investment adviser for the Fund (which also would need to be approved by shareholders of the Fund), or the possible liquidation and closing of the Fund.

Material Fund Change Adviser [Text Block]

On May 28, 2025, UBS Asset Management (Americas) LLC ("UBS AM (Americas)") entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). As part of the Transaction, it is expected that the O’Connor investment management and support teams, which include the Fund’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. The Transaction is expected to close with respect to the Fund during the first quarter of 2026, subject to regulatory and investor approvals and other customary closing conditions. At a meeting held on October 6, 2025, the Board of Trustees of the Fund (the "Board") unanimously approved (i) a new investment management agreement between the Fund and O’Connor Alternative Investments and (ii) the nomination of four individuals, who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments that has been registered with the SEC as an investment adviser since 2011, for election as Trustees of the Fund to succeed the current Trustees (together, the “Proposals”). At its October 6, 2025 meeting, the Board also approved convening a special meeting of the Fund’s shareholders on December 15, 2025 (the “Special Meeting”) to ask shareholders of the Fund to approve the Proposals. The Transaction will not close with respect to the Fund unless the Fund obtains the requisite vote of its shareholders approving the Proposals at the Special Meeting or at an adjournment of the Special Meeting. If the shareholders of the Fund do not approve the Proposals, UBS AM (Americas) will remain investment adviser to the Fund and the current Trustees will consider other alternatives, including a new or modified request for shareholder approval of a new investment management agreement with O’Connor Alternative Investments, retaining a new investment adviser for the Fund (which also would need to be approved by shareholders of the Fund), or the possible liquidation and closing of the Fund.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2024.
Updated Prospectus Phone Number	877-870-2874